UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stephen L. Farley
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Address:   c/o Farley Capital L.P.
           --------------------------------------------------
           780 Third Avenue, Suite 3801
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           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  028-10425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     n/a
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Phone:     (212) 421-8741
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Stephen L. Farley       New York, New York        May 15, 2006
       ------------------------   ----------------------   -----------------


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             17
                                               -------------

Form 13F Information Table Value Total:          $478,005
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                    NONE


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                                                       FORM 13F INFORMATION TABLE
                                                       VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   CUSIP       CLASS  x($1000)   PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ----------  --------  --------  -------- --- ---- -------- --------- -----------------------
AON CORP                        037389103   COM       9,658    232,668  SH        SOLE      NO     232,668
APOLLO GROUP INC                037604105   CL A      2,431     46,300  SH        SOLE      NO      46,300
BERKSHIRE HATHAWAY INC DEL      084670108   CL A        271          3  SH        SOLE      NO           3
CARMAX INC                      143130102   COM      97,783  2,992,148  SH        SOLE      NO   2,992,148
DOVER MOTORSPORTS INC           260174107   COM          60     10,870  SH        SOLE      NO      10,870
ECHOSTAR COMMUNICATIONS NEW     278762109   CL A     46,404  1,553,531  SH        SOLE      NO   1,553,531
GOLDEN WEST FINL CORP DEL       381317106   COM      43,170    635,795  SH        SOLE      NO     635,795
INTERNATIONAL SPEEDWAY CORP     460335201   CL A      2,224     43,686  SH        SOLE      NO      43,686
INVESTORS BANCORP INC           46146P102   COM         336     24,100  SH        SOLE      NO      24,100
MOHAWK INDS INC                 608190104   COM      76,915    952,858  SH        SOLE      NO     952,858
OUTDOOR CHANNEL HLDGS INC       690027206   COM NEW  12,399  1,216,750  SH        SOLE      NO   1,216,750
PROGRESSIVE CORP OHIO           743315103   COM      45,166    433,206  SH        SOLE      NO     433,206
PROQUEST COMPANY                74346P102   COM       1,974     92,263  SH        SOLE      NO      92,263
SLM CORP                        78442P106   COM      30,689    590,852  SH        SOLE      NO     590,852
WALGREEN CO                     931422109   COM      85,650  1,985,852  SH        SOLE      NO   1,985,852
WASTE INDUSTRIES USA INC        941057101   COM      22,632  1,044,381  SH        SOLE      NO   1,044,381
WAUWATOSA HLDGS INC             94348P108   COM         243     17,857  SH        SOLE      NO      17,857

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